Label	Element	Value
Pacific Funds Portfolio Optimization Moderate-Conservative
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001137761_SupplementTextBlock

SUPPLEMENT DATED MAY 30, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS and INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes described in this supplement are currently in effect, unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Portfolio Optimization Moderate-Conservative
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Pacific Funds Portfolio Optimization Conservative and Pacific Funds Portfolio Optimization Moderate-Conservative — The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection for both Funds:

•                  Sector Risk: An Underlying Fund may be invested more heavily from time to time in a particular sector (which is broader than an industry classification) based on investment opportunities or market conditions. If an Underlying Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

In addition, the following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection for both Funds:

•                  Floating Rate Loan Risk